SCHEDULE OF MOVEMENT OF THE OIL AND GAS PROPERTY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Extractive Industries [Abstract]
Beginning Balance	$ 9,350,890	$ 7,111,624	$ 7,469,820
Additional capitalization	222,353	2,815,127	294,540
Asset retirement costs			(42,998)
Depletion	(537,906)	(575,861)	(609,738)
Ending Balance	$ 9,035,337	$ 9,350,890	$ 7,111,624